Consolidated Statements of Income	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 American Depository Shares USD ($)	Mar. 31, 2012 American Depository Shares JPY (¥)	Mar. 31, 2011 American Depository Shares JPY (¥)	Mar. 31, 2010 American Depository Shares JPY (¥)
NET SALES (Note 17)	$ 2,085,875,000	¥ 171,897,000,000	¥ 165,548,000,000	¥ 163,548,000,000
Operating costs and expenses:
Cost of sales (Notes 12 and 17)	993,702,000	81,891,000,000	81,659,000,000	80,101,000,000
Selling, general and administrative (Notes 1, 7, 10, 12 and 14)	966,254,000	79,629,000,000	77,716,000,000	78,524,000,000
Impairment charges on goodwill (Notes 8 and 20)			836,000,000	71,000,000
Impairment charges on other intangible assets (Notes 8 and 20)			936,000,000	1,023,000,000
Total operating costs and expenses	1,959,956,000	161,520,000,000	161,147,000,000	159,719,000,000
OPERATING INCOME	125,919,000	10,377,000,000	4,401,000,000	3,829,000,000
OTHER INCOME (EXPENSES):
Interest income	1,359,000	112,000,000	137,000,000	133,000,000
Interest expense	(1,129,000)	(93,000,000)	(88,000,000)	(90,000,000)
Dividend income	8,785,000	724,000,000	643,000,000	619,000,000
Gain on sale or exchange of marketable securities and investments - net (Note 3)	303,000	25,000,000	372,000,000	7,000,000
Impairment charges on marketable securities and investments (Notes 3 and 20)	(10,084,000)	(831,000,000)	(1,585,000,000)	(1,460,000,000)
Other - net (Notes 1, 3 and 20)	(1,297,000)	(107,000,000)	47,000,000	117,000,000
Total other expenses - net	(2,063,000)	(170,000,000)	(474,000,000)	(674,000,000)
INCOME BEFORE INCOME TAXES, EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 16)	123,856,000	10,207,000,000	3,927,000,000	3,155,000,000
INCOME TAXES (Note 16):
Current	42,750,000	3,523,000,000	3,480,000,000	3,243,000,000
Deferred	8,203,000	676,000,000	(1,470,000,000)	(1,588,000,000)
Total income taxes	50,953,000	4,199,000,000	2,010,000,000	1,655,000,000
INCOME BEFORE EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	72,903,000	6,008,000,000	1,917,000,000	1,500,000,000
EQUITY IN NET INCOME OF AFFILIATED COMPANIES (Note 6)	12,232,000	1,008,000,000	990,000,000	907,000,000
NET INCOME	85,135,000	7,016,000,000	2,907,000,000	2,407,000,000
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(1,250,000)	(103,000,000)	(122,000,000)	68,000,000
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP.	$ 83,885,000	¥ 6,913,000,000	¥ 2,785,000,000	¥ 2,475,000,000
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP. PER SHARE (Note 18):
Basic	$ 0.60	¥ 49.08	¥ 19.73	¥ 17.51	$ 2.98	¥ 245.41	¥ 98.66	¥ 87.55
Diluted	$ 0.59	¥ 49.02	¥ 19.72	¥ 17.50	$ 2.97	¥ 245.12	¥ 98.58	¥ 87.50
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP. PER AMERICAN DEPOSITARY RECEIPT (5 shares of common stock) (Note 18):
Basic	$ 0.60	¥ 49.08	¥ 19.73	¥ 17.51	$ 2.98	¥ 245.41	¥ 98.66	¥ 87.55
Diluted	$ 0.59	¥ 49.02	¥ 19.72	¥ 17.50	$ 2.97	¥ 245.12	¥ 98.58	¥ 87.50